Label	Element	Value
VanEck Vectors ChinaAMC SME-ChiNext ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors® ChinaAMC SME-ChiNext ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED SEPTEMBER 15, 2021 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN NAME, INDEX, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, and the current Statement of Additional Information (“SAI”) for VanEck ETF Trust (the “Trust”) regarding VanEck Vectors® ChinaAMC SME-ChiNext ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on September 14, 2021, the Board of Trustees of the Trust considered and unanimously approved: (i) changing the Fund's name; (ii) changing the Fund’s benchmark index from the SME-ChiNext 100 Index to the ChiNext Index; (iii) changing the Fund’s investment objective; and (iv) changing the Fund’s principal investment strategy.

Effective on or about the close of trading on the NYSE Arca, Inc. on December 10, 2021 (the “Effective Date”) the Fund will be renamed “VanEck ChiNext ETF.” Accordingly, all references to “VanEck Vectors ChinaAMC SME-ChiNext ETF” in the Fund's Summary Prospectus, Prospectus and the current SAI will be deleted and replaced with “VanEck ChiNext ETF.”

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the SME-ChiNext 100 Index. On the Effective Date, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the ChiNext Index. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Effective on the Effective Date, all references in the Fund’s Summary Prospectus, Prospectus and the current SAI to the “SME-ChiNext 100 Index” will be deleted and replaced with the “ChiNext Index.”

Strategy [Heading]	rr_StrategyHeading	In connection with the change to the Fund's name, benchmark index, investment objective and principal investment strategy, on the Effective Date, the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The ChiNext Index is a modified, free-float adjusted index intended to track the performance of the 100 largest and most liquid stocks listed and trading on the ChiNext Market of the Shenzhen Stock Exchange. The ChiNext Index is comprised of China A-shares (“A-shares”).
As of August 2, 2021 the ChiNext Index included 100 securities of companies with a market capitalization range of between approximately $1.66 billion and $198.95 billion and a weighted average market capitalization of $51.95 billion. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the ChiNext Index by investing in a portfolio of securities that generally replicates the ChiNext Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the ChiNext Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the ChiNext Index.

The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”), and through licenses obtained under the Renminbi Qualified Foreign Institutional Investor (“RQFII”) or a Qualified Foreign Institutional Investor (“QFII”) programs. After obtaining a RQFII or QFII license, the RQFII or QFII would register itself with China’s State Administration of Foreign Exchange (“SAFE”). Investment companies are not currently within the types of entities that are eligible for a RQFII or QFII license. Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund intends to invest directly in A-shares via Stock Connect, as described below, or via the license granted to the Fund’s sub-adviser, China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), by CSRC ("RQFII license"). The Sub-Adviser has obtained RQFII status, which the Sub-Adviser will use to invest in A-shares. The Fund may also invest in A-shares listed and traded on the Shanghai and Shenzhen Stock Exchanges through Stock Connect. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”) designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day. Accordingly, the Fund’s direct investments in A-shares will be limited by the daily quotas that limit total purchases and/or sales through Stock Connect.

The Fund may become non-diversified as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ChiNext Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the ChiNext Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the ChiNext Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of August 2, 2021, each of the industrials, health care and information technology sectors represented a significant portion of the ChiNext Index.

Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Vectors ChinaAMC SME-ChiNext ETF | ChiNext Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ChiNext Index.